Victory Portfolios II

Victory Market Neutral Income Fund

Victory US 500 Enhanced Volatility Wtd Index Fund

Supplement dated October 1, 2024,

to the Statement of Additional Information dated November 1, 2023, as supplemented (“SAI”)

Effective October 1, 2024, Allan Shaer has resigned as the Treasurer and Michael Bryan has resigned as the Anti- Money Laundering Compliance Officer and Identify Theft Officer of Victory Portfolios II (the “Trust”). Carol D. Trevino and D. Brent Rowe are hereby appointed by the Board of Trustees (the “Board”) to serve as Treasurer and Anti-Money Laundering Compliance Officer and Identify Theft Officer, respectively, of the Trust.

Accordingly, the SAI is hereby supplemented and revised as follows:

1.All references to Messrs. Shaer and Bryan listed in the SAI are deleted.

2.In the Management of the Trust section of the SAI under the heading “Officers of the Trust” the following rows are hereby added to the table:

Date
Name and	Position with	Commenced	Principal Occupation
Date of Birth	the Trust	Service	During Past 5 Years
Carol D. Trevino	Treasurer*	February 2023*	Director, Financial Reporting, Fund
(October 1965)			Administration (5/1/23-present); Director,
Accounting and Finance, the Adviser (7/1/19-
4/30/23). Ms. Trevino also serves as Treasurer of
Victory Portfolios, Victory Portfolios III, and
Victory Variable Insurance Funds.
D. Brent Rowse	Anti-Money	October 2024	Sr. Compliance Officer, the Adviser (4/1/23-
(November 1981)	Laundering		present); Compliance Officer, the Adviser (7/1/19-
	Compliance		3/31/23). Mr. Rowse also serves as the Anti-
	Officer and		Money Laundering Compliance Officer and
	Identify Theft		Identity Theft Officer for Victory Portfolios,
	Officer		Victory Portfolios III, and Victory Variable
Insurance Funds, and the Anti-Money Laundering
Compliance Officer for Victory Capital Services,
Inc.

* Effective October 1, 2024, Ms. Trevino resigned as Assistant Treasurer and accepted the position of Treasurer of the Trust.

If you wish to obtain more information, please call the Victory Funds at 800-539-FUND (800-539-3863) or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios II

VictoryShares US 500 Volatility Wtd ETF

VictoryShares US Small Cap Volatility Wtd ETF

VictoryShares International Volatility Wtd ETF

VictoryShares US Large Cap High Div Volatility Wtd ETF

VictoryShares US Small Cap High Div Volatility Wtd ETF

VictoryShares International High Div Volatility Wtd ETF

VictoryShares Dividend Accelerator ETF

VictoryShares US Multi-Factor Minimum Volatility ETF

VictoryShares US 500 Enhanced Volatility Wtd ETF

VictoryShares US EQ Income Enhanced Volatility Wtd ETF

VictoryShares US Discovery Enhanced Volatility Wtd ETF

VictoryShares Developed Enhanced Volatility Wtd ETF

VictoryShares Nasdaq Next 50 ETF

VictoryShares WestEnd U.S. Sector ETF

Supplement dated October 1, 2024,

to the Statement of Additional Information dated November 1, 2023, as supplemented (“SAI”)

Effective October 1, 2024, Allan Shaer has resigned as the Treasurer and Michael Bryan has resigned as the Anti- Money Laundering Compliance Officer and Identify Theft Officer of Victory Portfolios II (the “Trust”). Carol D. Trevino and D. Brent Rowe are hereby appointed by the Board of Trustees (the “Board”) to serve as Treasurer and Anti-Money Laundering Compliance Officer and Identify Theft Officer, respectively, of the Trust.

Accordingly, the SAI is hereby supplemented and revised as follows:

1.All references to Messrs. Shaer and Bryan listed in the SAI are deleted.

2.In the Management of the Trust section of the SAI under the heading “Officers of the Trust” the following rows are hereby added to the table:

Date
Name and	Position with	Commenced	Principal Occupation
Date of Birth	the Trust	Service	During Past 5 Years
Carol D. Trevino	Treasurer*	February 2023*	Director, Financial Reporting, Fund
(October 1965)			Administration (5/1/23-present); Director,
Accounting and Finance, the Adviser (7/1/19-
4/30/23). Ms. Trevino also serves as Treasurer of
Victory Portfolios, Victory Portfolios III, and
Victory Variable Insurance Funds.
D. Brent Rowse	Anti-Money	October 2024	Sr. Compliance Officer, the Adviser (4/1/23-
(November 1981)	Laundering		present); Compliance Officer, the Adviser
	Compliance		(7/1/19-3/31/23). Mr. Rowse also serves as the
	Officer and		Anti-Money Laundering Compliance Officer and
	Identify Theft		Identity Theft Officer for Victory Portfolios,
	Officer		Victory Portfolios III, and Victory Variable
Insurance Funds, and the Anti-Money Laundering
Compliance Officer for Victory Capital Services,
Inc.

* Effective October 1, 2024, Ms. Trevino resigned as Assistant Treasurer and accepted the position of Treasurer of the Trust.

If you wish to obtain more information, please call the VictoryShares internal team at 866-376-7890.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios II

VictoryShares US Value Momentum ETF

VictoryShares US Small Mid Cap Value Momentum ETF

VictoryShares International Value Momentum ETF

VictoryShares Emerging Markets Value Momentum ETF

VictoryShares Short-Term Bond ETF

VictoryShares Core Intermediate Bond ETF

VictoryShares Free Cash Flow ETF

VictoryShares Small Cap Free Cash Flow ETF

Supplement dated October 1, 2024,

to the Statement of Additional Information dated November 1, 2023, as amended and restated December 15, 2023, as supplemented (“SAI”)

1.Effective October 1, 2024, Allan Shaer has resigned as the Treasurer and Michael Bryan has resigned as the Anti-Money Laundering Compliance Officer and Identify Theft Officer of Victory Portfolios II (the “Trust”). Carol D. Trevino and D. Brent Rowe are hereby appointed by the Board of Trustees (the “Board”) to serve as Treasurer and Anti-Money Laundering Compliance Officer and Identify Theft Officer, respectively, of the Trust.

Accordingly, the SAI is hereby supplemented and revised as follows:

1.All references to Messrs. Shaer and Bryan listed in the SAI are deleted.

2.In the Management of the Trust section of the SAI under the heading “Officers of the Trust” the following rows are hereby added to the table:

Date
Name and	Position with	Commenced	Principal Occupation
Date of Birth	the Trust	Service	During Past 5 Years
Carol D. Trevino	Treasurer*	February 2023*	Director, Financial Reporting, Fund
(October 1965)			Administration (5/1/23-present); Director,
Accounting and Finance, the Adviser (7/1/19-
4/30/23). Ms. Trevino also serves as Treasurer of
Victory Portfolios, Victory Portfolios III, and
Victory Variable Insurance Funds.
D. Brent Rowse	Anti-Money	October 2024	Sr. Compliance Officer, the Adviser (4/1/23-
(November 1981)	Laundering		present); Compliance Officer, the Adviser (7/1/19-
	Compliance		3/31/23). Mr. Rowse also serves as the Anti-
	Officer and		Money Laundering Compliance Officer and
	Identify Theft		Identity Theft Officer for Victory Portfolios,
	Officer		Victory Portfolios III, and Victory Variable
Insurance Funds, and the Anti-Money Laundering
Compliance Officer for Victory Capital Services,
Inc.

* Effective October 1, 2024, Ms. Trevino resigned as Assistant Treasurer and accepted the position of Treasurer of the Trust.

2.After 38 years in the investment industry, effective December 31, 2024, John Spear plans to retire as co-chief investment officer and portfolio manager with Victory Income Investors, a Victory Capital Investment Franchise. At that time, all references to Mr. Spear will be removed from the SAI.

If you wish to obtain more information, please call the VictoryShares internal team at 866-376-7890.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios II

VictoryShares THB Mid Cap ETF

VictoryShares Core Plus Intermediate Bond ETF

VictoryShares Corporate Bond ETF

Supplement dated October 1, 2024,

to the Statement of Additional Information dated November 1, 2023, as supplemented (“SAI”)

1.Effective October 1, 2024, Allan Shaer has resigned as the Treasurer and Michael Bryan has resigned as the Anti-Money Laundering Compliance Officer and Identify Theft Officer of Victory Portfolios II (the “Trust”). Carol D. Trevino and D. Brent Rowe are hereby appointed by the Board of Trustees (the “Board”) to serve as Treasurer and Anti-Money Laundering Compliance Officer and Identify Theft Officer, respectively, of the Trust.

Accordingly, the SAI is hereby supplemented and revised as follows:

1.All references to Messrs. Shaer and Bryan listed in the SAI are deleted.

2.In the Management of the Trust section of the SAI under the heading “Officers of the Trust” the following rows are hereby added to the table:

Date
Name and	Position with	Commenced	Principal Occupation
Date of Birth	the Trust	Service	During Past 5 Years
Carol D. Trevino	Treasurer*	February 2023*	Director, Financial Reporting, Fund
(October 1965)			Administration (5/1/23-present); Director,
Accounting and Finance, the Adviser (7/1/19-
4/30/23). Ms. Trevino also serves as Treasurer of
Victory Portfolios, Victory Portfolios III, and
Victory Variable Insurance Funds.
D. Brent Rowse	Anti-Money	October 2024	Sr. Compliance Officer, the Adviser (4/1/23-
(November 1981)	Laundering		present); Compliance Officer, the Adviser (7/1/19-
	Compliance		3/31/23). Mr. Rowse also serves as the Anti-
	Officer and		Money Laundering Compliance Officer and
	Identify Theft		Identity Theft Officer for Victory Portfolios,
	Officer		Victory Portfolios III, and Victory Variable
Insurance Funds, and the Anti-Money Laundering
Compliance Officer for Victory Capital Services,
Inc.

* Effective October 1, 2024, Ms. Trevino resigned as Assistant Treasurer and accepted the position of Treasurer of the Trust.

2.After 38 years in the investment industry, effective December 31, 2024, John Spear plans to retire as co-chief investment officer and portfolio manager with Victory Income Investors, a Victory Capital Investment Franchise. At that time, all references to Mr. Spear will be removed from the SAI.

If you wish to obtain more information, please call the VictoryShares internal team at 866-376-7890.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios II

VictoryShares WestEnd Global Equity ETF

VictoryShares WestEnd Economic Cycle Bond ETF

VictoryShares Hedged Equity Income ETF

Supplement dated October 1, 2024,

to the Statement of Additional Information dated June 17, 2024 (“SAI”)

Effective October 1, 2024, Allan Shaer has resigned as the Treasurer and Michael Bryan has resigned as the Anti- Money Laundering Compliance Officer and Identify Theft Officer of Victory Portfolios II (the “Trust”). Carol D. Trevino and D. Brent Rowe are hereby appointed by the Board of Trustees (the “Board”) to serve as Treasurer and Anti-Money Laundering Compliance Officer and Identify Theft Officer, respectively, of the Trust.

Accordingly, the SAI is hereby supplemented and revised as follows:

1.All references to Messrs. Shaer and Bryan listed in the SAI are deleted.

2.In the Management of the Trust section of the SAI under the heading “Officers of the Trust” the following rows are hereby added to the table:

Date
Name and	Position with	Commenced	Principal Occupation
Date of Birth	the Trust	Service	During Past 5 Years
Carol D. Trevino	Treasurer*	February 2023*	Director, Financial Reporting, Fund
(October 1965)			Administration (5/1/23-present); Director,
Accounting and Finance, the Adviser (7/1/19-
4/30/23). Ms. Trevino also serves as Treasurer of
Victory Portfolios, Victory Portfolios III, and
Victory Variable Insurance Funds.
D. Brent Rowse	Anti-Money	October 2024	Sr. Compliance Officer, the Adviser (4/1/23-
(November 1981)	Laundering		present); Compliance Officer, the Adviser (7/1/19-
	Compliance		3/31/23). Mr. Rowse also serves as the Anti-
	Officer and		Money Laundering Compliance Officer and
	Identify Theft		Identity Theft Officer for Victory Portfolios,
	Officer		Victory Portfolios III, and Victory Variable
Insurance Funds, and the Anti-Money Laundering
Compliance Officer for Victory Capital Services,
Inc.

* Effective October 1, 2024, Ms. Trevino resigned as Assistant Treasurer and accepted the position of Treasurer of the Trust.

If you wish to obtain more information, please call the VictoryShares internal team at 866-376-7890.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.